Equity-based participation plans for associates (Details 3) - Select outside North America Pure in Millions	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	3.4	5.6
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 60.9	$ 59.9
Number of share options exercised or sold	(0.8)	(2.2)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 57.3	$ 58.4
Number of share options outstanding at end of period	2.6	3.4
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 62.0	$ 60.9
Number of share options exercisable			2.6	3.4
Weighted average exercise price of share options exercisable in share-based payment arrangement			$ 62.0	$ 60.9
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	3.4	3.4	2.6	3.4
Weighted average remaining contractual life of outstanding share options	1 year 4 months 26 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 60.9	$ 60.9	$ 62.0	$ 60.9
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 91.7
57.0
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.4
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.4		0.4
Weighted average remaining contractual life of outstanding share options	0 years
Exercise price of outstanding share options			$ 57.0
57.6
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.8
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.8		0.8
Weighted average remaining contractual life of outstanding share options	1 year
Exercise price of outstanding share options			$ 57.6
66.0
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	1.4
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	1.4		1.4
Weighted average remaining contractual life of outstanding share options	2 years
Exercise price of outstanding share options			$ 66.0